Commitments and Contingencies (Details) - Schedule of Lease Terms and Discount Rate	Jun. 30, 2023	Dec. 31, 2022
Schedule of Lease Terms and Discount Rate [Abstract]
Weighted average remaining lease term (in years) – operating leases	1 year 2 months 12 days	1 year 8 months 12 days
Weighted average discount rate – operating leases	4.00%	4.00%